CONCENTRATIONS OF RISK	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

12.	CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the six months ended June 30, 2026, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2026			June 30, 2026
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$2,977	100%		$1,133

Total:	$2,977	100%	Total:	$1,133

For the six months ended June 30, 2025, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2025			June 30, 2025
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer B	$4,133	69%		$1,334
Customer C	1,844	31%		–

Total:	$5,977	100%	Total:	$1,334

(b)	Major suppliers

For the six months ended June 30, 2026, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2026			June 30, 2026
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier C	$984	42%		$–
Supplier D	427	18%		–
Supplier E	281	12%		–

Total:	$1,692	72%	Total:	$–

For the six months ended June 30, 2025, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2025			June 30, 2025
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier A	$229,032	75%		$2,128,328
Supplier B	57,461	19%		1,349,077

Total:	$286,493	94%	Total:	$3,477,405

(c)	Economic and political risk

The Company’s major operations are conducted in Malaysia. Accordingly, the political, economic, and legal environments in Malaysia, as well as the general state of Malaysia’s economy may influence the Company’s business, financial condition, and results of operations.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of TAKA and MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company maintains cash with various financial institutions in Malaysia. Cash are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Perbadanan Insurans Deposit Malaysia (“PIDM”) pays compensation up to a limit of RM250,000 if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2026 and December 31, 2025, the Company did not have deposit funds that exceeded the insured limits in Malaysia.